Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Measurement period adjustment to business combination		$ 200
Additions related to asset acquisitions	$ 17,979	29,300
Net book value	186,012	219,428
BVVE and electrical components [Member]
Cost
Net book value	155,009	188,108
Mineral assets [Member]
Cost
Net book value		3,000
Land and buildings [Member]
Cost
Net book value	5,316	4,122
Leasehold improvements [Member]
Cost
Net book value	25,072	23,642
Vehicles [Member]
Cost
Net book value	615	556
Cost [Member]
Cost
Balance beginning	367,957	176,526
Measurement period adjustment to business combination		(1,145)
Additions	71,142	207,723
Additions related to asset acquisitions	43
Dispositions	(16,422)	(7,004)
Transfer to assets held for sale	(9,688)	(8,143)
Effect of change in discount rate	(499)
Balance ending	412,533	367,957
Cost [Member] | BVVE and electrical components [Member]
Cost
Balance beginning	308,205	156,647
Measurement period adjustment to business combination		(1,127)
Additions	63,598	164,437
Additions related to asset acquisitions	13
Dispositions	(7,325)	(3,609)
Transfer to assets held for sale	(9,688)	(8,143)
Effect of change in discount rate
Balance ending	354,803	308,205
Cost [Member] | Mineral assets [Member]
Cost
Balance beginning	9,000	9,000
Measurement period adjustment to business combination
Additions
Additions related to asset acquisitions
Dispositions	(9,000)
Transfer to assets held for sale
Effect of change in discount rate
Balance ending		9,000
Cost [Member] | Land and buildings [Member]
Cost
Balance beginning	4,392	4,549
Measurement period adjustment to business combination		(18)
Additions	1,348	3,239
Additions related to asset acquisitions
Dispositions		(3,378)
Transfer to assets held for sale
Effect of change in discount rate
Balance ending	5,740	4,392
Cost [Member] | Leasehold improvements [Member]
Cost
Balance beginning	45,278	5,783
Measurement period adjustment to business combination
Additions	5,924	39,495
Additions related to asset acquisitions	30
Dispositions	(5)
Transfer to assets held for sale
Effect of change in discount rate	(499)
Balance ending	50,728	45,278
Cost [Member] | Vehicles [Member]
Cost
Balance beginning	1,082	547
Measurement period adjustment to business combination
Additions	272	552
Additions related to asset acquisitions
Dispositions	(92)	(17)
Transfer to assets held for sale
Effect of change in discount rate
Balance ending	1,262	1,082
Accumulated Depreciation [Member]
Cost
Balance beginning	148,529	39,676
Depreciation	81,455	68,339
Dispositions	(14,834)	(2,941)
Transfer to assets held for sale	(8,418)	(6,040)
Impairment	4,882	42,435
Impairment on deposits transferred to PPE	14,907	7,060
Balance ending	226,521	148,529
Accumulated Depreciation [Member] | BVVE and electrical components [Member]
Cost
Balance beginning	120,097	35,766
Depreciation	77,551	66,319
Dispositions	(5,756)	(2,562)
Transfer to assets held for sale	(8,418)	(6,040)
Impairment	1,882	24,820
Impairment on deposits transferred to PPE	14,438	1,794
Balance ending	199,794	120,097
Accumulated Depreciation [Member] | Mineral assets [Member]
Cost
Balance beginning	6,000	1,800
Depreciation
Dispositions	(9,000)
Transfer to assets held for sale
Impairment	3,000	4,200
Impairment on deposits transferred to PPE
Balance ending		6,000
Accumulated Depreciation [Member] | Land and buildings [Member]
Cost
Balance beginning	270	286
Depreciation	154	193
Dispositions		(366)
Transfer to assets held for sale
Impairment		157
Impairment on deposits transferred to PPE
Balance ending	424	270
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Cost
Balance beginning	21,636	1,560
Depreciation	3,556	1,703
Dispositions	(5)
Transfer to assets held for sale
Impairment		13,107
Impairment on deposits transferred to PPE	469	5,266
Balance ending	25,656	21,636
Accumulated Depreciation [Member] | Vehicles [Member]
Cost
Balance beginning	526	264
Depreciation	194	124
Dispositions	(73)	(13)
Transfer to assets held for sale
Impairment		151
Impairment on deposits transferred to PPE
Balance ending	$ 647	$ 526